Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	$ 575,000
Change in fair value	(115,000)
Balance at December 31, 2023	460,000	$ 575,000
Change in fair value	115,000
Public Warrants Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	575,000
Change in fair value		115,000
Balance at December 31, 2023		575,000
Merger date assumption of public warrants		460,000
Change in fair value		(115,000)
Public Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	641,000
Change in fair value		(1,807,000)
Balance at December 31, 2023		641,000
Change in fair value		1,807,000
Issuance of GEM warrants		2,448,000
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31, 2022	641,000
Change in fair value	(408,000)
Balance at December 31, 2023	233,000	$ 641,000
Change in fair value	$ 408,000